Supplemental Disclosure of Non-cash Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Supplemental Disclosure of Non-cash Activity (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 1,539,321
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	1,531,041
Goodwill, Acquired During Period	2,312,259
	17,469
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Deferred Revenue	117,301
Payments to Acquire Businesses, Net of Cash Acquired	4,652,525	$ 900,000
Business Combination, Consideration Transferred, Liabilities Incurred	744,350
Deferred Revenue	914,000
Deferred Franchise Costs Netted Against Aggregate Purchase Price	478,200
Deposit Assets		$ 507,500
Intangible Assets Reclassified from Deposits	507,500
Franchise Fees [Member]
Supplemental Disclosure of Non-cash Activity (Details) [Line Items]
Deferred Revenue	$ 976,500